                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number: _________

      This Amendment (Check only one.):  [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berkshire Hathaway Inc.
Address:  3555 Farnam Street
          Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc D. Hamburg
Title:  Senior Vice President
Phone:  402-346-1400

Signature, Place, and Date of Signing:

 (s) Marc D. Hamburg       Omaha, NE                 May 14, 2013
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
28-5194                 General Re - New England Asset Management, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           14
                                         ----------
Form 13F Information Table Entry Total:      125
                                         ----------
Form 13F Information Table Value Total:  $85,001,344
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.  FORM 13F FILE
          NUMBER         NAME
      1.  28-2226        Berkshire Hathaway Homestate Insurance Company
      2.  28-5678        Berkshire Hathaway Life Insurance Co. of Nebraska
      3.  28-14389       BH Finance LLC
      4.  28-554         Buffett, Warren E.
      5.  28-1517        Columbia Insurance Co.
      6.  28-06102       Cypress Insurance Company
      7.  28-11217       Fechheimer Brothers Company
      8.  28-852         GEICO Corp.
      9.  28-12941       Medical Protective Corp.
     10.  28-1066        National Fire & Marine
     11.  28-718         National Indemnity Co.
     12.  28-5006        National Liability & Fire Ins. Co.
     13.  28-11222       Nebraska Furniture Mart
     14.  28-12947       U.S. Investment Corp.

                            Berkshire Hathaway Inc.
                          Form 13F Information Table
                                March 31, 2013

                                                                                                Voting Authority
                                                                                             -----------------------
                                              Market     Shares
                                              Value        or
                                               (In      Principal  Investment      Other
Name of Issuer   Title of Class   CUSIP     Thousands)   Amount    Discretion      Managers     Sole     Shared None
AMERICAN         COM              025816109    131,691   1,952,142 Shared-Defined  4           1,952,142   -     -
  EXPRESS CO
AMERICAN         COM              025816109  1,162,025  17,225,400 Shared-Defined  4, 5       17,225,400   -     -
  EXPRESS CO
AMERICAN         COM              025816109     56,655     839,832 Shared-Defined  4, 7          839,832   -     -
  EXPRESS CO
AMERICAN         COM              025816109    131,082   1,943,100 Shared-Defined  4, 8, 11    1,943,100   -     -
  EXPRESS CO
AMERICAN         COM              025816109    539,318   7,994,634 Shared-Defined  4, 10       7,994,634   -     -
  EXPRESS CO
AMERICAN         COM              025816109  8,112,462 120,255,879 Shared-Defined  4, 11     120,255,879   -     -
  EXPRESS CO
AMERICAN         COM              025816109     94,425   1,399,713 Shared-Defined  4, 13       1,399,713   -     -
  EXPRESS CO
BANK OF          COM              064058100    225,076   8,041,300 Shared-Defined  4           8,041,300   -     -
  NEW YORK
  MELLON CORP
BANK OF          COM              064058100     50,212   1,793,915 Shared-Defined  2, 4, 11    1,793,915   -     -
  NEW YORK
  MELLON CORP
BANK OF          COM              064058100    241,027   8,611,200 Shared-Defined  4, 8, 11    8,611,200   -     -
  NEW YORK
  MELLON CORP
BANK OF          COM              064058100     13,791     492,700 Shared-Defined  4, 11         492,700   -     -
  NEW YORK
  MELLON CORP
CHICAGO          N Y REGISTRY SH  167250109    299,161   4,817,400 Shared-Defined  4           4,817,400   -     -
  BRIDGE & IRON
  CO N V
CHICAGO          N Y REGISTRY SH  167250109    105,024   1,691,200 Shared-Defined  4, 8, 11    1,691,200   -     -
  BRIDGE & IRON
  CO N V
COCA COLA CO     COM              191216100     32,352     800,000 Shared-Defined  4             800,000   -     -
COCA COLA CO     COM              191216100  3,246,653  80,283,200 Shared-Defined  4, 5       80,283,200   -     -
COCA COLA CO     COM              191216100     73,763   1,824,000 Shared-Defined  4, 6        1,824,000   -     -
COCA COLA CO     COM              191216100    582,789  14,411,200 Shared-Defined  4, 8, 11   14,411,200   -     -
COCA COLA CO     COM              191216100    739,178  18,278,400 Shared-Defined  4, 10      18,278,400   -     -
COCA COLA CO     COM              191216100 11,318,800 279,891,200 Shared-Defined  4, 11     279,891,200   -     -
COCA COLA CO     COM              191216100    143,643   3,552,000 Shared-Defined  4, 12       3,552,000   -     -
COCA COLA CO     COM              191216100     38,822     960,000 Shared-Defined  4, 13         960,000   -     -
CONOCOPHILLIPS   COM              20825C104     61,000   1,014,974 Shared-Defined  4, 8, 11    1,014,974   -     -
CONOCOPHILLIPS   COM              20825C104    120,158   1,999,300 Shared-Defined  4, 10       1,999,300   -     -
CONOCOPHILLIPS   COM              20825C104  1,268,689  21,109,637 Shared-Defined  4, 11      21,109,637   -     -
COSTCO WHSL      COM              22160K105    459,813   4,333,363 Shared-Defined  4, 11       4,333,363   -     -
  CORP NEW
DAVITA           COM              23918K108  1,064,216   8,973,906 Shared-Defined  4           8,973,906   -     -
  HEALTHCARE
  PARTNERS I
DAVITA           COM              23918K108    711,540   6,000,000 Shared-Defined  4, 8, 11    6,000,000   -     -
  HEALTHCARE
  PARTNERS I
DEERE & CO       COM              244199105    143,268   1,666,300 Shared-Defined  4           1,666,300   -     -
DEERE & CO       COM              244199105    198,826   2,312,467 Shared-Defined  4, 8, 11    2,312,467   -     -
DIRECTV          COM              25490A309    807,868  14,275,800 Shared-Defined  4          14,275,800   -     -

DIRECTV                      COM            25490A309  1,301,547 22,999,600 Shared-Defined  4, 8, 11  22,999,600 -   -
GANNETT INC                  COM            364730101     38,059  1,740,231 Shared-Defined  4, 11      1,740,231 -   -
GENERAL ELECTRIC CO          COM            369604103     13,615    588,900 Shared-Defined  4            588,900 -   -
GENERAL MTRS CO              COM            37045V100    417,300 15,000,000 Shared-Defined  4         15,000,000 -   -
GENERAL MTRS CO              COM            37045V100    278,200 10,000,000 Shared-Defined  4, 8, 11  10,000,000 -   -
GLAXOSMITHKLINE PLC          SPONSORED ADR  37733W105     70,858  1,510,500 Shared-Defined  4, 11      1,510,500 -   -
INTERNATIONAL BUSINESS       COM            459200101     18,020     84,480 Shared-Defined  4             84,480 -   -
  MACHS
INTERNATIONAL BUSINESS       COM            459200101    127,466    597,588 Shared-Defined  4, 5         597,588 -   -
  MACHS
INTERNATIONAL BUSINESS       COM            459200101    101,275    474,800 Shared-Defined  4, 8, 11     474,800 -   -
  MACHS
INTERNATIONAL BUSINESS       COM            459200101 14,283,659 66,965,116 Shared-Defined  4, 11     66,965,116 -   -
  MACHS
JOHNSON & JOHNSON            COM            478160104     26,668    327,100 Shared-Defined  4            327,100 -   -
KRAFT FOODS GROUP INC        COM            50076Q106      9,928    192,666 Shared-Defined  4            192,666 -   -
KRAFT FOODS GROUP INC        COM            50076Q106     72,626  1,409,395 Shared-Defined  4, 8, 11   1,409,395 -   -
LEE ENTERPRISES INC          COM            523768109        113     88,863 Shared-Defined  4, 5          88,863 -   -
LIBERTY MEDIA CORP DELAWARE  CL A           531229102    292,732  2,622,340 Shared-Defined  4          2,622,340 -   -
LIBERTY MEDIA CORP DELAWARE  CL A           531229102    334,890  3,000,000 Shared-Defined  4, 8, 11   3,000,000 -   -
M & T BK CORP                COM            55261F104     56,325    546,000 Shared-Defined  4, 8, 11     546,000 -   -
M & T BK CORP                COM            55261F104     17,000    164,795 Shared-Defined  4, 10        164,795 -   -
M & T BK CORP                COM            55261F104    481,886  4,671,245 Shared-Defined  4, 11      4,671,245 -   -
MASTERCARD INC               CL A           57636Q104    219,158    405,000 Shared-Defined  4, 8, 11     405,000 -   -
MEDIA GEN INC                CL A           584404107     27,599  4,646,220 Shared-Defined  4          4,646,220 -   -
MONDELEZ INTL INC            CL A           609207105     17,695    578,000 Shared-Defined  4            578,000 -   -
MONDELEZ INTL INC            CL A           609207105    198,224  6,474,750 Shared-Defined  4, 8, 11   6,474,750 -   -
MOODYS CORP                  COM            615369105    838,158 15,719,400 Shared-Defined  4, 8, 11  15,719,400 -   -
MOODYS CORP                  COM            615369105    676,943 12,695,850 Shared-Defined  4, 11     12,695,850 -   -
NATIONAL OILWELL VARCO INC   COM            637071101    298,317  4,216,500 Shared-Defined  4          4,216,500 -   -
NATIONAL OILWELL VARCO INC   COM            637071101    231,197  3,267,800 Shared-Defined  4, 8, 11   3,267,800 -   -
PHILLIPS 66                  COM            718546104    454,511  6,495,800 Shared-Defined  4          6,495,800 -   -
PHILLIPS 66                  COM            718546104    637,682  9,113,650 Shared-Defined  4, 8, 11   9,113,650 -   -
PHILLIPS 66                  COM            718546104     69,946    999,650 Shared-Defined  4, 10        999,650 -   -
PHILLIPS 66                  COM            718546104    738,521 10,554,818 Shared-Defined  4, 11     10,554,818 -   -
PRECISION CASTPARTS CORP     COM            740189105    224,649  1,184,735 Shared-Defined  4          1,184,735 -   -
PRECISION CASTPARTS CORP     COM            740189105    150,293    792,601 Shared-Defined  4, 8, 11     792,601 -   -
PROCTER & GAMBLE CO          COM            742718109     24,305    315,400 Shared-Defined  4            315,400 -   -
PROCTER & GAMBLE CO          COM            742718109  1,562,777 20,280,000 Shared-Defined  4, 5      20,280,000 -   -
PROCTER & GAMBLE CO          COM            742718109    120,214  1,560,000 Shared-Defined  4, 6       1,560,000 -   -
PROCTER & GAMBLE CO          COM            742718109    480,854  6,240,000 Shared-Defined  4, 8, 11   6,240,000 -   -
PROCTER & GAMBLE CO          COM            742718109    480,854  6,240,000 Shared-Defined  4, 10      6,240,000 -   -
PROCTER & GAMBLE CO          COM            742718109  1,339,124 17,377,678 Shared-Defined  4, 11     17,377,678 -   -
PROCTER & GAMBLE CO          COM            742718109     60,107    780,000 Shared-Defined  4, 12        780,000 -   -

SANOFI                     SPONSORED ADR  80105N105    24,953    488,500 Shared-Defined  4, 8, 11     488,500 -         -
SANOFI                     SPONSORED ADR  80105N105    26,038    509,742 Shared-Defined  4, 5, 9      509,742 -         -
SANOFI                     SPONSORED ADR  80105N105     8,648    169,300 Shared-Defined  4, 10        169,300 -         -
SANOFI                     SPONSORED ADR  80105N105   147,934  2,896,133 Shared-Defined  4, 11      2,896,133 -         -
STARZ                      LIBRTY CAP     85571Q102    58,085  2,622,340 Shared-Defined  4          2,622,340 -         -
                           COM A
STARZ                      LIBRTY CAP     85571Q102    66,450  3,000,000 Shared-Defined  4, 8, 11   3,000,000 -         -
                           COM A
TORCHMARK CORP             COM            891027104     6,956    116,326 Shared-Defined  2, 4, 11     116,326 -         -
TORCHMARK CORP             COM            891027104    40,341    674,592 Shared-Defined  4, 5         674,592 -         -
TORCHMARK CORP             COM            891027104    57,381    959,550 Shared-Defined  4, 10        959,550 -         -
TORCHMARK CORP             COM            891027104   148,624  2,485,350 Shared-Defined  4, 11      2,485,350 -         -
US BANCORP DEL             COM NEW        902973304    20,028    590,275 Shared-Defined  4            590,275 -         -
US BANCORP DEL             COM NEW        902973304   790,817 23,307,300 Shared-Defined  4, 5      23,307,300 -         -
US BANCORP DEL             COM NEW        902973304   430,209 12,679,300 Shared-Defined  4, 8, 11  12,679,300 -         -
US BANCORP DEL             COM NEW        902973304    73,764  2,174,000 Shared-Defined  4, 5, 9    2,174,000 -         -
US BANCORP DEL             COM NEW        902973304   711,248 20,962,226 Shared-Defined  4, 11     20,962,226 -         -
US BANCORP DEL             COM NEW        902973304    59,208  1,745,000 Shared-Defined  4, 14      1,745,000 -         -
U S G CORP                 COM NEW        903293405   451,389 17,072,192 Shared-Defined  4, 11     17,072,192 -         -
UNITED PARCEL SERVICE INC  CL B           911312106     5,102     59,400 Shared-Defined  4             59,400 -         -
VERISIGN INC               COM            92343E102   202,750  4,289,200 Shared-Defined  4          4,289,200 -         -
VERISIGN INC               COM            92343E102   183,639  3,884,900 Shared-Defined  4, 8, 11   3,884,900 -         -
VERISK ANALYTICS INC       CL A           92345Y106    96,339  1,563,434 Shared-Defined  4, 8, 11   1,563,434 -         -
VIACOM INC NEW             CL B           92553P201   243,092  3,954,000 Shared-Defined  4          3,954,000 -         -
VIACOM INC NEW             CL B           92553P201   224,599  3,653,200 Shared-Defined  4, 8, 11   3,653,200 -         -
VISA INC                   COM CL A       92826C839   264,179  1,555,459 Shared-Defined  4, 8, 11   1,555,459 -         -
WABCO HLDGS INC            COM            92927K102   171,790  2,433,632 Shared-Defined  4          2,433,632 -         -
WABCO HLDGS INC            COM            92927K102   115,958  1,642,693 Shared-Defined  4, 8, 11   1,642,693 -         -
WAL MART STORES INC        COM            931142103    21,701    290,000 Shared-Defined  4            290,000 -         -
WAL MART STORES INC        COM            931142103    12,721    170,000 Shared-Defined  1, 2, 4,     170,000 -         -
                                                                                         11
WAL MART STORES INC        COM            931142103     2,207     29,500 Shared-Defined  2, 4, 11      29,500 -         -
WAL MART STORES INC        COM            931142103   314,286  4,200,000 Shared-Defined  3, 4, 5    4,200,000 -         -
WAL MART STORES INC        COM            931142103   114,777  1,533,840 Shared-Defined  4, 5       1,533,840 -         -
WAL MART STORES INC        COM            931142103    19,156    256,000 Shared-Defined  4, 6         256,000 -         -
WAL MART STORES INC        COM            931142103    70,789    946,000 Shared-Defined  4, 8, 11     946,000 -         -
WAL MART STORES INC        COM            931142103   133,871  1,789,000 Shared-Defined  4, 5, 9    1,789,000 -         -
WAL MART STORES INC        COM            931142103    63,531    849,000 Shared-Defined  4, 10        849,000 -         -
WAL MART STORES INC        COM            931142103 2,893,893 38,672,895 Shared-Defined  4, 11     38,672,895 -         -
WAL MART STORES INC        COM            931142103    38,238    511,000 Shared-Defined  4, 14        511,000 -         -
WASHINGTON POST CO         CL B           939640108    66,295    148,311 Shared-Defined  1, 2, 4,           - -   148,311
                                                                                         11
WASHINGTON POST CO         CL B           939640108   289,730    648,165 Shared-Defined  4, 10              - -   648,165
WASHINGTON POST CO         CL B           939640108   399,754    894,304 Shared-Defined  4, 11              - -   894,304

WASHINGTON POST CO    CL B   939640108     16,532      36,985 Shared-Defined  4, 12               - -   36,985
WELLS FARGO & CO NEW  COM    949746101    247,813   6,699,470 Shared-Defined  4           6,699,470 -        -
WELLS FARGO & CO NEW  COM    949746101    591,840  16,000,000 Shared-Defined  1, 2, 4,   16,000,000 -        -
                                                                              11
WELLS FARGO & CO NEW  COM    949746101    196,176   5,303,500 Shared-Defined  2, 4, 11    5,303,500 -        -
WELLS FARGO & CO NEW  COM    949746101    252,008   6,812,857 Shared-Defined  3, 4, 5     6,812,857 -        -
WELLS FARGO & CO NEW  COM    949746101  2,750,540  74,359,019 Shared-Defined  4, 5       74,359,019 -        -
WELLS FARGO & CO NEW  COM    949746101     30,332     820,000 Shared-Defined  4, 6          820,000 -        -
WELLS FARGO & CO NEW  COM    949746101     62,883   1,700,000 Shared-Defined  4, 7        1,700,000 -        -
WELLS FARGO & CO NEW  COM    949746101  1,334,200  36,069,200 Shared-Defined  4, 8, 11   36,069,200 -        -
WELLS FARGO & CO NEW  COM    949746101    379,776  10,267,000 Shared-Defined  4, 5, 9    10,267,000 -        -
WELLS FARGO & CO NEW  COM    949746101  2,072,116  56,018,270 Shared-Defined  4, 10      56,018,270 -        -
WELLS FARGO & CO NEW  COM    949746101  8,793,384 237,723,287 Shared-Defined  4, 11     237,723,287 -        -
WELLS FARGO & CO NEW  COM    949746101    103,128   2,788,000 Shared-Defined  4, 12       2,788,000 -        -
WELLS FARGO & CO NEW  COM    949746101     59,544   1,609,720 Shared-Defined  4, 13       1,609,720 -        -
WELLS FARGO & CO NEW  COM    949746101     73,980   2,000,000 Shared-Defined  4, 14       2,000,000 -        -
                      Total            85,001,344